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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06591
Invesco Quality Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust
Quarterly Schedule of Portfolio Holding
May 31, 2011

invesco.com/us	MS-CE-QMINC-QTR-1 05/11	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—161.93%

Alabama—0.34%
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	$1,000	$1,020,590

Alaska—0.73%
Northern Tobacco Securitization Corp.; Series 2006 A, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/46	3,565	2,156,112

Arizona—5.67%
Arizona (State of) Transportation Board; Series 2002 A, Ref. Highway RB	5.25%	07/01/19	2,000	2,125,700
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR (b)(c)	6.00%	05/01/14	650	705,035
Phoenix (City of) Civic Improvement Corp.; Series 2002, Jr. Lien Water System RB (INS-NATL) (a)	5.00%	07/01/26	3,800	3,869,730
Series 2002 B, Sr. Lien Airport RB (INS-NATL) (a)(d)	5.25%	07/01/32	3,000	2,986,590
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	1,175	1,061,424
Salt River Project Agricultural Improvement & Power District; Series 2002 B, Electric System RB (e)	5.00%	01/01/31	6,000	6,065,700

				16,814,179

California—23.56%
Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/35	1,575	320,339
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(f)	0.00%	08/01/36	2,545	447,233
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/34	600	555,510
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	1,867,060
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	4,000	3,578,280
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/32	5,000	4,653,400
California (State of); Series 2003, Unlimited Tax GO Bonds	5.25%	02/01/19	5,000	5,312,900
Series 2004 A, Economic Recovery Unlimited Tax GO Bonds	5.00%	07/01/16	4,000	4,013,880
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB (c)(e)(g)	5.00%	01/01/28	5,000	6,011,100
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	3,000	3,021,330
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/40	4,685	708,981
Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/41	4,535	639,526
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-AMBAC) (a)	5.00%	06/01/29	6,000	5,556,540
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	4,100	2,550,323
Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	09/01/24	4,000	4,238,400
Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(f)	0.00%	08/01/29	1,745	536,396
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	1,270	425,679
Oakland (Port of); Series 2002 L, RB (c)(d)(g)	5.00%	11/01/12	110	117,258
Series 2002 L, RB (c)(d)(g)	5.00%	11/01/12	445	474,361
Series 2002 L, RB (INS-NATL) (a)(d)	5.00%	11/01/21	890	895,651
Series 2002 L, RB (INS-NATL) (a)(d)	5.00%	11/01/32	3,555	3,150,868
See accompanying notes which are an integral part of this schedule
Invesco Quality Muncipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Regents of the University of California; Series 2007 J, General RB (INS-AGM) (a)(e)	4.50%	05/15/31	$2,760	$2,635,606
Series 2007 J, General RB (INS-AGM) (a)(e)	4.50%	05/15/35	2,240	2,030,828
Series 2009 O, General RB	5.25%	05/15/39	500	515,555
San Diego (County of) (Burnham Institute for Medical Research); Series 2006, COP	5.00%	09/01/34	1,000	789,150
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. Airport RB	5.00%	07/01/34	875	849,879
San Diego (County of) Water Authority; Series 2002 A, Water Revenue COP (INS-NATL) (a)	5.00%	05/01/27	3,720	3,764,900
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R-3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(e)	5.00%	06/15/28	960	982,330
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/27	2,500	2,700,275
Southern California Tobacco Securitization Authority; Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	3,000	1,942,140
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(b)(c)	3.50%	05/31/13	1,000	1,000,400
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (f)	0.00%	04/01/14	1,350	1,244,767
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	10,100	2,368,753

				69,899,598

Colorado—3.46%
Boulder (County of) (University Corp. for Atmospheric Research); Series 2002, Development RB (INS-NATL) (a)	5.38%	09/01/18	1,750	1,834,735
Series 2002, Development RB (INS-NATL) (a)	5.38%	09/01/21	1,750	1,825,530
Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2004, Ref. Improvement RB (INS-SGI) (a)	5.25%	08/15/34	2,000	1,826,040
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	2,000	1,935,440
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	1,500	1,504,050
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	1,590	1,347,143

				10,272,938

Delaware—0.27%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, Development RB	5.00%	09/01/36	1,000	805,560

District of Columbia—1.87%
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	6,000	5,550,060

Florida—9.31%
Broward (County of) School Board; Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/26	2,000	2,004,820
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (d)	5.13%	06/01/27	995	981,120
Highlands (County of) Health Facilities Authority (Adventist Health); Series 2006 C, RB (b)(c)(g)	5.25%	11/15/16	75	90,136
Series 2006 C, RB (b)	5.25%	11/15/36	2,925	2,920,846
JEA (St. Johns River Power Park System Issue 2); Series 2002-17, Ref. RB	5.00%	10/01/18	3,300	3,343,131
Miami-Dade (County of) (Building Better Communities Program); Series 2008 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	2,000	2,158,140
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (a)	5.00%	10/01/25	1,250	1,310,225
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,500	1,434,645
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	565	576,515
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	1,200	1,357,020
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB	5.00%	08/15/42	12,000	11,435,040

				27,611,638

See accompanying notes which are an integral part of this schedule
Invesco Quality Muncipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia—4.35%
Atlanta (City of); Series 2004 J, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)	5.00%	01/01/34	$2,000	$2,000,240
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR (b)(c)	2.50%	03/01/13	1,050	1,071,388
Georgia (State of) Road & Tollway Authority; Series 2003, Gtd. RB (c)(g)	5.00%	10/01/13	6,000	6,626,280
Series 2003, Gtd. RB	5.00%	10/01/23	3,000	3,214,050

				12,911,958

Hawaii—4.38%
Hawaii (State of) Department of Budget & Finance (Hawai’i Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	770	715,730
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	1,925	1,872,544
Honolulu (City & County of); Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/26	10,000	10,406,400

				12,994,674

Idaho—1.43%
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/23	2,600	2,866,786
Idaho (State of) Housing & Finance Association; Series 1992 E, Sr. Single Family Mortgage RB (d)	6.75%	07/01/12	10	10,034
Series 2000 E, Single Family Mortgage RB (d)	6.00%	01/01/32	575	588,512
Regents of University of Idaho (The); Series 2011, Ref. General RB (b)(c)	5.25%	04/01/21	710	785,792

				4,251,124

Illinois—11.54%
Chicago (City of) (Chicago O’Hare International Airport); Series 2003 B-2, Third Lien General Airport RB (INS-AGM) (a)(d)	5.75%	01/01/23	4,000	4,121,960
Chicago (City of); Series 2007 A, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(e)(h)	5.00%	01/01/37	7,250	6,951,808
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (b)(c)(d)	3.50%	05/01/13	2,200	2,251,282
Illinois (State of) (Illinois Fund of Infrastructure, Roads, Schools and Transit); Series 2002, Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	07/01/20	6,000	6,065,400
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	1,325	1,201,298
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	830	943,253
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB	6.13%	05/15/25	1,650	1,679,848
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	645	697,051
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	2,360	2,287,336
Series 2010 A, Ref. RB	6.00%	08/15/38	1,235	1,190,034
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	1,440	1,454,429
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, Dedicated State Tax RB	5.50%	06/15/50	1,375	1,343,664
Railsplitter Tobacco Settlement Authority; Series 2010, Tobacco Settlement RB	5.50%	06/01/23	2,000	1,989,600
Schaumburg (Village of); Series 2004 B, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	12/01/34	2,000	2,048,280

				34,225,243

Indiana—5.38%
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,735	1,588,653
Indiana (State of) Finance Authority (Republic Services, Inc.); Series 2010 A, VRD Economic Development RB (d)(i)	1.25%	05/01/34	1,235	1,235,000
Indiana Bond Bank, Series 2001 A, RB (c)(g)	5.00%	02/01/13	7,495	8,126,379
Series 2001 A, RB	5.00%	02/01/23	2,505	2,649,613
See accompanying notes which are an integral part of this schedule
Invesco Quality Muncipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Indiana—(continued)
Marion (County of) Convention & Recreational Facilities Authority; Series 2003 A, Sr. Ref. Excise Taxes Lease Rental RB (INS-AMBAC) (a)	5.00%	06/01/21	$1,400	$1,452,696
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (b)(c)	6.25%	06/02/14	820	910,003

				15,962,344

Iowa—1.37%
Iowa (State of); Series 2009 A, IJOBS Program Special Obligation RB (e)(h)	5.00%	06/01/25	2,120	2,324,262
Series 2009 A, IJOBS Program Special Obligation RB (e)(h)	5.00%	06/01/26	1,590	1,729,141

				4,053,403

Kansas—0.26%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	730	779,793

Kentucky—0.34%
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital Facilities RB	6.50%	03/01/45	1,000	998,510

Louisiana—1.08%
East Baton Rouge (Parish of) (Exxon Corp.); Series 1993, Ref. VRD PCR (i)	0.10%	03/01/22	500	500,000
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.25%	10/01/30	1,150	1,188,054
Louisiana (State of) Offshore Terminal Authority (Loop LLC); Series 2007 B-2, Deepwater Port RB (b)(c)	4.30%	10/01/11	1,500	1,513,245

				3,201,299

Maryland—0.81%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	1,105	985,141
Maryland (State of) Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,052,449
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 B, RB	5.00%	01/01/17	380	362,524

				2,400,114

Massachusetts—1.55%
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	575	584,275
Massachusetts (State of) Health & Educational Facilities Authority (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	1,100	1,108,833
Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	1,600	1,892,496
Massachusetts (State of) Health & Educational Facilities Authority (Tufts University); Series 2008 N-2, VRD RB (i)	0.08%	08/15/34	1,000	1,000,000

				4,585,604

Michigan—3.92%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	1,600	1,596,464
Michigan (State of) Strategic Fund (The Detroit Edison Co. Pollution Control Bonds); Series 1999 C, Ref. Limited Obligation RB (d)	5.65%	09/01/29	5,000	5,004,450
Wayne (Charter County of) (Detroit Metropolitan Wayne County Airport); Series 2002 D, Ref. Airport RB (INS-NATL) (a)(d)	5.50%	12/01/17	3,000	3,068,460
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/25	1,855	1,951,052

				11,620,426

Minnesota—0.68%
Western Minnesota Municipal Power Agency (Transmission); Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/30	2,000	2,012,760
See accompanying notes which are an integral part of this schedule
Invesco Quality Muncipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—1.29%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	$925	$976,476
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	1,125	1,002,825
Missouri (State of) Health & Educational Facilities Authority (St. Francis Medical Center); Series 1996 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (i)(j)	0.12%	06/01/26	1,435	1,435,000
Missouri (State of) Health & Educational Facilities Authority (Washington University); Series 2004 B, VRD RB (i)	0.10%	02/15/34	300	300,000
Missouri (State of) Housing Development Commission (Homeownership Loan Program); Series 2000 B-1, Single Family Mortgage RB (CEP-GNMA) (d)	6.25%	03/01/31	100	100,981

				3,815,282

Montana—1.20%
Forsyth (City of) (Portland General Electric Co.); Series 1998 A, Ref. PCR	5.00%	05/01/33	1,600	1,639,424
Montana (State of) Board of Housing; Series 2000 B-2, Single Family Mortgage RB (d)	6.00%	12/01/29	1,905	1,922,336

				3,561,760

Nevada—4.59%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	1,000	974,860
Clark (County of); Series 2003 C, Jet Aviation Fuel Tax Airport RB (INS-AMBAC) (a)(d)	5.38%	07/01/19	1,000	1,034,470
Series 2003 C, Jet Aviation Fuel Tax Airport RB (INS-AMBAC) (a)(d)	5.38%	07/01/20	1,100	1,132,791
Series 2003 C, Jet Aviation Fuel Tax Airport RB (INS-AMBAC) (a)(d)	5.38%	07/01/22	2,000	2,046,740
Series 2004 A-1, Sub. Lien Airport System RB (INS-NATL) (a)(d)	5.50%	07/01/20	2,000	2,067,960
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment RB	6.25%	06/15/16	640	717,510
Las Vegas (City of) Valley Water District; Series 2003 A, Ref. Water Improvement Limited Tax GO Bonds (INS-NATL) (a)	5.25%	06/01/20	5,345	5,629,354

				13,603,685

New Hampshire—0.23%
New Hampshire (State of) Business Finance Authority (United Illuminating Co.); Series 1997, PCR (b)(c)(d)	7.13%	02/01/12	655	679,248

New Jersey—7.72%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010, RB	5.75%	06/01/31	935	896,440
New Jersey (State of) Economic Development Authority; Sub-Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	2,000	2,193,220
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2000 CC, Home Buyer RB (INS-NATL) (a)(d)	5.88%	10/01/31	225	225,097
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/20	5,000	5,780,500
New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/27	1,500	1,543,470
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (a)	5.00%	12/01/20	10,000	10,210,800
University of Medicine & Dentistry of New Jersey; Series 2004, COP (INS-NATL) (a)	5.25%	06/15/23	2,000	2,042,340

				22,891,867

New Mexico—0.40%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	1,250	1,191,750

New York—17.85%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	820	825,084
Series 2009, PILOT RB	6.38%	07/15/43	340	345,028
Metropolitan Transportation Authority; Series 2002 A, Ref. RB (INS-NATL) (a)	5.00%	11/15/25	10,000	10,158,500
New York (State of) Dormitory Authority (The City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	1,100	1,220,791
See accompanying notes which are an integral part of this schedule
Invesco Quality Muncipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
New York City (City of) Municipal Water Finance Authority; Series 2002, Water & Sewer RB	5.00%	06/15/26	$4,575	$4,584,379
Series 2002 B, Water & Sewer RB (c)(g)	5.00%	06/15/11	425	425,795
Series 2003 A, Water & Sewer System RB	5.38%	06/15/19	3,500	3,668,140
Series 2004 A, Water & Sewer System RB	5.00%	06/15/35	3,000	3,016,950
New York City (City of) Transitional Finance Authority; Sub-Series 2010 A-1, Future Tax Sec. RB (e)	5.00%	05/01/28	2,040	2,192,245
Sub-Series 2010 A-1, Future Tax Sec. RB (e)	5.00%	05/01/29	1,635	1,745,526
Sub-Series 2010 A-1, Future Tax Sec. RB (e)	5.00%	05/01/30	1,635	1,738,675
New York City (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (e)	5.00%	04/01/26	1,935	2,070,160
Series 2008 1A, Ref. RB (e)	5.00%	04/01/27	2,815	2,996,849
New York City (City of); Subseries 1993 A-7, VRD Unlimited Tax GO Bonds (LOC-JP Morgan Chase Bank, N.A.) (i)(j)	0.10%	08/01/20	500	500,000
Subseries 1993 E-5, VRD Unlimited Tax GO Bonds (LOC-JPMorgan Chase Bank, N.A.) (i)(j)	0.11%	08/01/17	1,800	1,800,000
Subseries 2008 L-5, VRD Unlimited Tax GO Bonds (i)	0.75%	04/01/35	500	500,000
Subseries 2009 A-1, Unlimited Tax GO Bonds (e)	5.25%	08/15/27	2,380	2,561,880
Subseries 2009 A-1, Unlimited Tax GO Bonds (e)	5.25%	08/15/28	2,380	2,548,052
Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/17	5,000	5,017,250
Triborough Bridge & Tunnel Authority; Series 2002 E, Ref. Sub. RB (INS-NATL) (a)(e)	5.00%	11/15/32	5,000	5,032,300

				52,947,604

North Carolina—1.54%
Charlotte (City of); Series 2001, Water & Sewer System RB	5.13%	06/01/26	4,500	4,557,015

North Dakota—0.87%
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facility RB	5.13%	07/01/29	2,750	2,596,550

Ohio—6.75%
American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(e)	5.25%	02/15/33	5,100	5,251,980
Cuyahoga (County of) (Cleveland Clinic Health System Obligated Group); Series 2003 A, Ref. RB	6.00%	01/01/32	5,370	5,566,650
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	1,425	1,436,585
Lorain (County of) (Catholic Healthcare Partners); Series 2001 A, Ref. & Improvement Hospital Facilities RB	5.63%	10/01/17	3,000	3,072,840
Ohio (State of) Higher Educational Facility Commission (Summa Health System-2010); Series 2010, Hospital Facilities RB	5.75%	11/15/40	2,270	2,117,955
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (b)(c)	5.88%	06/01/16	410	451,902
Ohio State University (The); Series 2002 A, General Receipts RB (c)(g)	5.13%	12/01/12	2,000	2,142,600

				20,040,512

Oklahoma—0.44%
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/36	1,500	1,317,300

Oregon—0.65%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	685	772,728
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (k)	6.38%	11/01/33	1,145	1,151,504

				1,924,232

Pennsylvania—0.75%
Allentown (City of) Commercial & Industrial Development Authority (Diocese of Allentown); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (i)(j)	0.14%	12/01/29	500	500,000
See accompanying notes which are an integral part of this schedule
Invesco Quality Muncipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pennsylvania (State of) Turnpike Commission; Series 2010 B-2, Conv. Sub. CAB RB (f)	0.00%	12/01/28	$1,350	$1,091,880
Series 2010 B-2, Conv. Sub. CAB RB (f)	0.00%	12/01/34	800	641,584

				2,233,464

Puerto Rico—3.01%
Puerto Rico Electric Power Authority; Series 2010 CCC, Power RB	5.25%	07/01/27	1,500	1,488,675
Series 2010 XX, Power RB	5.25%	07/01/40	1,300	1,229,644
Puerto Rico Sales Tax Financing Corp.; Series 2009 A, First Sub. Sales Tax RB (b)(c)(g)	5.00%	08/01/11	1,375	1,386,096
Series 2010 A, First Sub. Sales Tax RB	5.38%	08/01/39	1,225	1,196,237
Series 2010 A, First Sub. Sales Tax RB	5.50%	08/01/42	1,400	1,389,556
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	2,350	2,247,141

				8,937,349

South Carolina—5.47%
Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB	5.25%	12/01/29	3,000	3,079,080
Lexington (County of) Health Services District, Inc.; Series 2007, Ref. Hospital RB	5.00%	11/01/16	70	77,822
Richland (County of) (International Paper Co.); Series 2007 A, Ref. Environmental Improvement RB	4.60%	09/01/12	345	356,119
South Carolina (State of) Public Service Authority; Series 2002 D, Ref. RB (g)	5.00%	01/01/20	5,000	5,291,350
Series 2003 A, Ref. RB (INS-AMBAC) (a)(e)	5.00%	01/01/22	7,000	7,436,660

				16,241,031

Texas—17.65%
AllianceAirport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (d)	4.85%	04/01/21	2,000	2,064,520
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	2,500	2,550,275
Austin (City of); Series 2001, Ref. Water & Wastewater System RB (INS-AGM) (a)	5.13%	05/15/27	2,950	2,952,537
Bexar (County of) Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2010, RB	6.20%	07/01/45	1,045	1,047,090
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation	5.00%	06/15/35	2,500	2,627,375
Harris (County of) Health Facilities Development Corp. (Texas Children’s Hospital); Series 2008-3, Ref. VRD Hospital RB (i)	0.11%	10/01/41	6,500	6,500,000
Harris (County of) Industrial Development Corp. (Deer Park Refining L.P.); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	600	622,158
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/15/31	2,380	2,719,697
Houston (City of); Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (a)(d)	5.63%	07/01/30	5,000	5,001,050
Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (a)(d)	5.88%	07/01/17	6,000	6,136,680
Series 2004 B, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	5,120	5,540,557
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/27	2,000	2,140,980
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	700	687,890
Matagorda (County of) Navigation District No. 1 (AEP Texas Central Company); Series 2008, Ref. PCR (b)(c)	1.13%	06/01/12	1,125	1,124,921
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/28	8,600	3,185,182
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(f)	0.00%	01/01/31	1,650	491,568
Tarrant (County of) Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	875	740,469
Texas (State of) Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	915	961,775
University of Houston System Board of Regents; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(e)	5.00%	02/15/33	5,100	5,274,216

				52,368,940

See accompanying notes which are an integral part of this schedule
Invesco Quality Muncipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Vermont—0.67%
Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	$2,500	$1,974,900

Virgin Islands—0.38%
Virgin Islands Public Finance Authority (Virgin Islands Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,125	1,117,530

Washington—8.00%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated System RB (d)	5.50%	07/01/25	925	1,010,655
Energy Northwest (Columbia Generating Station); Series 2002 A, Ref. Electric RB (INS-NATL) (a)	5.75%	07/01/18	5,000	5,256,900
Grant (County of) Public Utility District No. 2; Series 2001 H, Ref. Electric System RB (INS-AGM) (a)	5.38%	01/01/18	5,000	5,119,150
Spokane School District No. 81; Series 2005, Unlimited Tax GO Bonds (INS-NATL) (a)	5.13%	06/01/23	2,500	2,681,675
Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2006 A, RB (INS-NATL) (a)	5.25%	10/01/33	1,500	1,524,690
Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/29	3,725	3,986,160
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/30	3,915	4,169,827

				23,749,057

Wyoming—0.17%
Uinta (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR (i)	0.08%	08/15/20	500	500,000

TOTAL INVESTMENTS(l)—161.93% (Cost $476,106,791)				480,377,003

Floating Rate and Dealer Trusts Obligations Related to Securities Held—(15.91)%

Notes with interest rates ranging from 0.16% to 0.33% at 05/31/11 and contractual maturities of collateral ranging from 01/01/22 to 01/01/37 (See Note 1D) (m)				(47,210,000)

OTHER ASSETS LESS LIABILITIES—0.38%				1,142,378

PREFERRED SHARES—(46.40)%				(137,650,000)

NET ASSETS ATTRIBURTABLE TO COMMON SHARES—100.00%				$296,659,381

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.*

BAN	— Bond Anticipation Note

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

Conv.	— Convertible

COP	— Certificates of Participation

Ctfs.	— Certificates

GNMA	— Government National Mortgage Association

GO	— General Obligation

Gtd.	— Guaranteed

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

Jr.	— Junior

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

PILOT	— Payment-in-Lieu-of-Tax

RAB	— Revenue Anticipation Bonds

RB	— Revenue Bonds

Ref.	— Refunding

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

VRD	— Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Security subject to the alternative minimum tax.

(e)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
See accompanying notes which are an integral part of this schedule
Invesco Quality Muncipal Income Trust

(f)	Zero coupon bond issued at a discount.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $7,335,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2011 represented 0.39% of the Fund’s Net Assets.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	21.6%

Assured Guaranty Municipal Corp.	10.8

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $75,735,305 are held by Dealer Trusts and serve as collateral for the $47,210,000 in the floating rate note obligations outstanding at that date.

*	AMBAC filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule
Invesco Quality Muncipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Quality Muncipal Income Trust

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on
Invesco Quality Muncipal Income Trust

the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$480,377,003	$—	$480,377,003
NOTE 3 — Investment Securities

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,003,118
Aggregate unrealized (depreciation) of investment securities	(10,317,774)

Net unrealized appreciation of investment securities	$4,685,344

Cost of investments for tax purposes is $475,691,659.
Invesco Quality Muncipal Income Trust

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.